FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Accrued interest receivable	$ 1,592,307	$ 1,726,319
Financial liabilities:
Non-interest bearing deposits	60,330,245	39,256,851
Interest-bearing deposits	400,043,801	375,501,432
Accrued interest payable	284,270	417,828
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	71,414,598
Financial liabilities:
Non-interest bearing deposits	60,330,245
Interest-bearing deposits	249,519,944
Accrued interest payable	27,481
Significant Other Observable Inputs (Level 2)
Financial assets:
Interest-earning time deposits	1,749,744
Accrued interest receivable	445,151
Financial liabilities:
Interest-bearing deposits	151,235,158
Federal Home Loan Bank advances	22,222,771
Securities sold under agreement to repurchase	34,494,579
Subordinated debentures	4,000,000
Accrued interest payable	256,789
Significant Unobservable Inputs (Level 3)
Financial assets:
Loans, net (excluding impaired loans at fair value)	398,541,271
Accrued interest receivable	1,147,156
Carrying Amount
Financial assets:
Cash and cash equivalents	71,414,598	39,361,409
Interest-earning time deposits	1,749,744	1,738,498
Federal Home Loan Bank stock	2,887,763	6,306,273
Loans, net (excluding impaired loans at fair value)	390,513,946	377,014,617
Accrued interest receivable	1,592,307	1,726,319
Financial liabilities:
Non-interest bearing deposits	60,330,245	39,256,851
Interest-bearing deposits	400,043,801	375,501,432
Federal Home Loan Bank advances	21,966,750	26,944,000
Securities sold under agreement to repurchase	34,494,579	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	284,270	417,828
Fair Value
Financial assets:
Cash and cash equivalents	71,414,598	39,361,409
Interest-earning time deposits	1,749,744	1,738,498
Loans, net (excluding impaired loans at fair value)	398,541,271	388,315,138
Accrued interest receivable	1,592,307	1,726,319
Financial liabilities:
Non-interest bearing deposits	60,330,245	39,256,851
Interest-bearing deposits	400,755,102	376,697,157
Federal Home Loan Bank advances	22,222,771	27,208,915
Securities sold under agreement to repurchase	34,494,579	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	$ 284,270	$ 417,828